Performance Management	Oct. 31, 2025
Innovator Deepwater Frontier Tech ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index, specifically the S&P 500® Index. Additionally, the Fund has also included two additional indices for these purposes: the Dow Jones Global Index and the Nasdaq-100® Index. Further, on or about December 1, 2025 the Fund ceased tracking the Deepwater Frontier Tech Index and began pursuing an active investment strategy. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on its current strategy, would have generated. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index, specifically the S&P 500® Index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 43.85% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was (35.02)% (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	43.85%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	highest quarterly return
Lowest Quarterly Return	(35.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Innovator Deepwater Frontier Tech ETF	1 Year	5 Years	Since Inception (7/24/18)
Return Before Taxes	43.41%	8.95%	16.22%
Return After Taxes on Distributions	43.41%	8.95%	16.22%
Return After Taxes on Distributions and Sale of Fund Shares	25.70%	7.08%	13.52%
Deepwater Frontier Tech Index(1) (reflects no deduction for fees, expenses or taxes)	44.63%	9.72%	17.02%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	22.41%	11.00%	11.11%
NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)	21.02%	15.30%	18.95%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.51%

(1)      On or about December 1, 2025, the Fund ceased tracking the Deepwater Frontier Tech Index. Therefore, the Fund’s performance and historical returns shown for periods prior to December 1, 2025, are not indicative of the performance that the Fund, based on its current investment strategies, would have generated.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com
Innovator Equity Autocallable Income Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.innovatoretfs.com
Innovator Equity Premium Income - Daily PutWrite ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.innovatoretfs.com
Innovator Gradient Tactical Rotation Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a market index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a market index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 15.42% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was (11.29)% (quarter ended December 31, 2024).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.42%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.29%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Innovator Gradient Tactical Rotation Strategy ETF	1 Year	Since Inception (11/16/2022)
Return Before Taxes	15.92%	5.46%
Return After Taxes on Distributions	15.70%	5.20%
Return After Taxes on Distributions and Sale of Fund Shares	9.58%	4.25%
S&P Global Broad Market Index – Total Return (reflects no deduction for fees, expenses or taxes)	22.47%	18.91%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	20.90%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com
Innovator IBD(R) 50 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index. Prior to November 20, 2017, the Fund was actively managed using a quantitative strategy substantially similar to the methodology of the Index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 23.20% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was (31.23)% (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	23.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(31.23%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Innovator IBD® 50 ETF	1 Year	5 Years	10 Years	Since Inception (4/8/15)
Return Before Taxes	23.53%	-2.07%	5.26%	3.72%
Return After Taxes on Distributions	22.89%	-2.46%	5.04%	3.53%
Return After Taxes on Distributions and Sale of Fund Shares	13.96%	-1.72%	4.11%	2.86%
IBD® 50 Index (reflects no deduction for fees, expenses or taxes)	24.06%	-1.38%	N/A(1),(2)	N/A(1),(2)
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.71%

(1)      On November 20, 2017, the Fund began tracking the IBD® 50 Index. Because the IBD® 50 Index had an inception date of October 27, 2017, performance information is not included above.

(2)      Performance data is not available for all the periods shown in the table for the index because performance data does not exist for the entire period.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com
Innovator IBD Breakout Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 32.61% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was (20.54)% (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	32.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.54%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Innovator IBD® Breakout Opportunities ETF	1 Year	5 Years	Since Inception (9/12/18)
Return Before Taxes	-6.83%	3.65%	5.79%
Return After Taxes on Distributions	-6.95%	3.37%	5.59%
Return After Taxes on Distributions and Sale of Fund Shares	-4.04%	2.71%	4.50%
IBD® Breakout Stocks Index (reflects no deduction for fees, expenses or taxes)	-5.68%	5.00%	7.15%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.37%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com
Innovator Index Autocallable Income Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.innovatoretfs.com
Innovator Laddered Allocation Buffer ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 9.03% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was (2.72)% (quarter ended March 31, 2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.03%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.72%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to Fund shareholders who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Innovator Laddered Allocation Buffer ETF™	1 Year	Since Inception (2/8/2022)
Return Before Taxes	13.31%	10.39%
Return After Taxes on Distributions	13.31%	10.39%
Return After Taxes on Distributions and Sale of Fund Shares	7.88%	8.17%
MerQube U.S. Large Cap Equity Buffer Laddered Index (reflects no deduction for fees, expenses or taxes)	13.40%	10.49%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	12.92%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to Fund shareholders who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com
Innovator Laddered Allocation Power Buffer ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index. On or about February 9, 2022, the Fund changed its name from “Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™” to “Innovator Laddered Allocation Power Buffer ETF™”. The Fund was reorganized on or about October 14, 2021 from Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™ (the “Predecessor Fund”), a series of Innovator ETFs Trust II, into Innovator ETFs Trust, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and therefore adopts the performance information of the Predecessor Fund (as shown below). On or about August 25, 2021, the Predecessor Fund changed its name from “Innovator Laddered Fund of S&P 500 Power Buffer ETFs™” to “Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™”. On August 11, 2020, the Predecessor Fund ceased tracking the Lunt Capital US Large Cap Equity Rotation Index, a U.S. large cap equity index, and began pursuing its investment strategy of investing in the ETFs that comprise the Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the current strategy, would have generated. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 24.24% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was (34.91)% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	24.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(34.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to Fund shareholders who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Innovator Laddered Allocation Power Buffer ETF™	1 Year	5 Years	Since Inception (10/19/16)
Return Before Taxes	11.03%	8.50%	8.50%
Return After Taxes on Distributions	11.03%	8.50%	8.27%
Return After Taxes on Distributions and Sale of Fund Shares	6.53%	6.71%	6.83%
FTSE Laddered Power Buffer Strategy Price Return Index(1)(2) (reflects no deduction for fees, expenses or taxes)	11.11%	8.58%	N/A
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.39%

(1)      On August 11, 2020, the Fund’s underlying index changed from the Lunt Capital U.S. Large Cap Equity Rotation Index to the Refinitiv Laddered Power Buffer Strategy Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to August 11, 2020 are not indicative of the performance that the Fund, based on its current index, would have generated.

(2)      On November 18, 2023, the name of the Index changed from Refinitiv Laddered Power Buffer Strategy Index to FTSE Laddered Power Buffer Strategy Price Return Index.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to Fund shareholders who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com
Innovator S&P Investment Grade Preferred ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index, a market index and a broad-based market index. The Fund was reorganized on or about October 14, 2021, from Innovator S&P Investment Grade Preferred ETF (the “Predecessor Fund”), a series of Innovator ETFs Trust II, into Innovator ETFs Trust, a

Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and therefore adopts the performance information of the Predecessor Fund (as shown below). The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index, a market index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 9.53% (quarter ended March 31, 2019) and the Fund’s lowest quarterly return was (8.94)% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.53%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Innovator S&P Investment Grade Preferred ETF	1 Year	5 Years	Since Inception (5/23/16)
Return Before Taxes	2.69%	(1.23)%	1.75%
Return After Taxes on Distributions	0.97%	(2.83)%	0.16%
Return After Taxes on Distributions and Sale of Fund Shares	2.30%	(1.30)%	1.00%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.34%
S&P U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.07%	0.00%	1.86%
S&P U.S. High Quality Preferred Stock Index (reflects no deduction for fees, expenses or taxes)	(0.80)%	(1.67)%	1.78%
S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)	5.01%	2.12%	3.98%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com